Related Party Transactions (Details Narrative) (20-F)		1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 29, 2018 shares	Dec. 31, 2018 AUD ($)	Dec. 31, 2019 AUD ($)	Jun. 30, 2019 AUD ($) shares	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)	Jun. 30, 2015 AUD ($)	Aug. 31, 2018 AUD ($)	Aug. 02, 2018 shares
Statement Line Items [Line Items]
Shareholder controls, description				As at the date of this Report, no shareholder controls more than 50% of the issued capital of the Company.
Share-based payments expense				$ 335,102	$ 129,635	$ 120,287
Blockshine Health Pty Ltd [Member]
Statement Line Items [Line Items]
Investments in joint ventures accounted for using equity method		$ 250,000	$ 250,000	$ 250,000
Ownership interest		49.00%	49.00%	49.00%
Genetic Technologies HK Limited and Aocheng Genetic Technologies Co. Ltd [Member]
Statement Line Items [Line Items]
Minimum amount for gaining access								$ 800,000,000,000
Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares	76,250,000
Share-based payments expense			$ 33,771	$ 104,441		$ 120,287
Framework Agreement With Blockchain Global Limited [Member]
Statement Line Items [Line Items]
Number of Shares Proposed to be Issued Upon Achievement of Milestone | shares									486,000,000
Dr. Lindsay Wakefield [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares	3,750,000			3,750,000
Share-based payments expense				$ 5,614
Dr. Paul Kaisian [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares	7,500,000			7,500,000
Share-based payments expense				$ 11,229
Dr. Paul Kaisian [Member] | Class B Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares	25,000,000			25,000,000
Share-based payments expense				$ 37,431
Dr. Paul Kaisian [Member] | Class C Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares	25,000,000			25,000,000
Share-based payments expense				$ 27,708
Dr Jerzy Muchnicki [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares	6,250,000			6,250,000
Share-based payments expense				$ 9,358
Mr Peter Rubinstein [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares	5,000,000			5,000,000
Share-based payments expense				$ 7,486
Mr. Xue Lee [Member] | Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued | shares	3,750,000
Lodge Corporate [Member]
Statement Line Items [Line Items]
Services received, related party transactions			$ 121,225	67,000
The CFO Solution [Member]
Statement Line Items [Line Items]
Services received, related party transactions				$ 45,459
Number of years of extensive experience				30 years
Debt Convertible Notes [Member]
Statement Line Items [Line Items]
Proceeds from borrowings							$ 2,150,000
Coupon rate							10.00%
Discount rate on convertible notes							10.00%
Number of days for VWAP							5 days
Debt Convertible Notes [Member] | Dr. Lindsay Wakefield [Member]
Statement Line Items [Line Items]
Proceeds from borrowings							$ 125,000
Share options unexercised at the end of the year | shares				8,333,333
Debt Convertible Notes [Member] | George Muchnicki [Member]
Statement Line Items [Line Items]
Shares options indirectly held | shares				6,666,667
Debt Convertible Notes [Member] | Peter Rubinstein [Member]
Statement Line Items [Line Items]
Shares options indirectly held | shares				5,000,000